Trade Receivables (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Trade Receivables [Line Items]
Amount of anticipate	R$ 2,757	R$ 2,785
Tickets and meal vouchers	185	134
Payment slips	R$ 148	R$ 115